Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Schedule of Transactions Between Related Parties
For the year ended December 31, 2024 and 2023, related party transactions and balances with the Corporation's 49% owned equity accounted investee, Weichai Ballard JV, were as follows:

Balances with related party - Weichai Ballard JV	2024	2023
Trade and other receivables	$3,447	$13,697
Investments	8,238	13,901
Deferred revenue	1,831	1,904

Transactions during the year with related party - Weichai Ballard JV	2024	2023
Revenues	$2,480	$8,099
Cost of goods sold and operating expense	1,819	1,996
Key management personnel compensation is comprised of:

	2024	2023
Salaries and employee benefits	$4,587	$3,817
Post-employment retirement benefits	102	65
Termination benefits	1,039	—
Share-based compensation (note 20)	1,557	2,622
	$7,285	$6,504